Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment
Property, Plant and Equipment

15.Property, Plant and Equipment

Property, plant and equipment is comprised of the following:

	Rights to
	land and		Technical
	buildings		equipment	Office	Assets
	and leasehold		and	and other	under
In € thousand	improvements	Vehicles	machinery	equipment	construction	Total
Costs of acquisition or construction:
January 1, 2021	15,774	160	6,195	5,590	1,144	28,863
Additions	3,444	6	2,532	2,644	4,200	12,826
Disposals	—	—	—	(1)	—	(1)
Transfers	711	—	2,009	2	(2,722)	—
Transfer to intangible assets	—	—	—	—	(11)	(11)
Indexation impact	(26)	—	—	—	—	(26)
Foreign exchange	—	—	2	8	—	10
December 31, 2021	19,903	166	10,738	8,243	2,611	41,661
Accumulated depreciation:
January 1, 2021	3,057	40	640	2,411	—	6,148
Depreciation	2,381	42	1,028	1,450	—	4,901
Transfer	—	—	1	(1)	—	—
Foreign exchange	—	—	—	2	—	2
December 31, 2021	5,438	82	1,669	3,862	—	11,051
Carrying amount:
December 31, 2020	12,717	120	5,555	3,179	1,144	22,715
December 31, 2021	14,465	84	9,069	4,381	2,611	30,610

	Rights to
	land and		Technical
	buildings		equipment	Office	Assets
	and leasehold		and	and other	under
In € thousand	improvements	Vehicles	machinery	equipment	construction	Total
Costs of acquisition or construction:
January 1, 2020	10,272	109	2,626	3,736	634	17,377
Additions	4,795	51	1,268	1,873	3,479	11,466
Disposals	—	—	(37)	(43)	—	(80)
Transfers	607	—	2,338	24	(2,969)	—
Indexation impact	100	—	—	—	—	100
December 31, 2020	15,774	160	6,195	5,590	1,144	28,863
Accumulated depreciation:
January 1, 2020	1,170	6	236	1,265	—	2,677
Depreciation	1,887	34	408	1,164	—	3,493
Disposals	—	—	(4)	(18)	—	(22)
December 31, 2020	3,057	40	640	2,411	—	6,148
Carrying amount:
December 31, 2019	9,102	103	2,390	2,471	634	14,700
December 31, 2020	12,717	120	5,555	3,179	1,144	22,715

Property, plant and equipment includes right-of-use assets for an amount of €11,525 thousand as of December 31, 2021 (December 31, 2020: €10,941 thousand). For further information refer to note 16. The transfers from assets under construction mainly relate to leasehold improvements and equipment which are required for construction of the Lilium Jet prototype. There are no security pledges.

Property, plant and equipment is distributed among geographical areas as follows:

In € thousand	12/31/2021	12/31/2020
Germany	18,933	11,723
United Kingdom	100	38
United States	38	10
Switzerland	14	3
Total property, plant and equipment	19,085	11,774

No indicators of impairment existed which would have required items of property, plant and equipment to be tested for impairment in the fiscal years ended December 31, 2021 and 2020.